EQUITY INVESTMENTS (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 Liyu [Member] CNY	Sep. 30, 2012 Liyu [Member] CNY
Total current assets	$ 111,345	684,542	559,042	15,187	14,091
Non-current assets				8,296	5,783
Total assets	188,366	1,158,072	975,437	23,483	19,874
Current and total liabilities	136,277	837,827	662,005	(2,678)	(7,275)
Total shareholders’ equity	$ 43,273	266,042	261,047	20,805	12,599